Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of revenues by country based
	Year ended December 31,
	2018	2019	2020
1. Revenues:
North America*)	$136,477	$163,565	$187,258
Europe**)	128,513	133,851	172,660
Rest of the world	24,717	28,258	22,985

	$289,707	$325,674	$382,903

Schedule of property and equipment
	December 31,
	2019	2020
2. Long-lived assets, including property and equipment, net and operating lease right-of-use assets:
Israel	$28,396	$27,944
North America	7,741	8,245
APAC	23,437	20,871
Europe	6,566	14,300

	$66,140	$71,360